Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Summary of capital and other commitments

	As of December 31,
	2023	2024
	US$	US$
Property, plant and equipment	—	2,614

Summary of group's services purchase commitments

As of December 31, 2024, the Group’s services purchase commitments were as follows:

	Total	Less Than 1 year	1-3 years	3-5 years
	US$	US$	US$	US$
Purchase obligations(i)	6,705	3,580	3,125	—
(i)

Purchase obligations represent US$15,667 and US$6,705 of remaining non-cancellable contractual commitments as of December 31, 2023 and 2024, respectively, related to one of the Group’s third-party cloud infrastructure agreements, under which the Group committed to spend an aggregate of at least US$37,500 between June 1, 2021 and May 31, 2026 with minimum purchase commitment. The Group had made payments totalling US$27,023 and US$36,735 under this agreement as of December 31, 2023 and 2024, respectively.